Changes in accounting policies - Impact on equity attributable to owners due to amendments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Other Disclosures [Line Items]
Equity attributable to owners of Rio Tinto	$ 51,625		$ 50,634	[1]		$ 51,930		$ 47,570
Opening Balance
Other Disclosures [Line Items]
Equity attributable to owners of Rio Tinto		$ 50,175			$ 51,415		$ 47,054
Impact of IAS 12 amendments
Other Disclosures [Line Items]
Equity attributable to owners of Rio Tinto			$ 459			$ 515		$ 516

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.